UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundation® Balanced Portfolio

(Classes G, G1 and L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

  Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	37.38%
International Equity	15.21%
Large-Cap Equity	27.15%
Mid-Cap Equity	11.12%
Small-Cap Equity	9.14%
Total	100.00%

  Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,054.60	$1.95

Hypothetical (5% return before expenses)	$1,000.00	$1,022.83	$1.92

Class G1
Actual	$1,000.00	$1,053.70	$2.46

Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class L
Actual	$1,000.00	$1,052.40	$3.18

Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% for the Class G shares, 0.48% for the Class G1 shares and 0.63% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.28%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® BALANCED PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
688,587	Maxim Bond Index Portfolio Initial Class(a)	$9,619,552

TOTAL BOND MUTUAL FUNDS — 37.39% (Cost $9,482,167)		$9,619,552

EQUITY MUTUAL FUNDS
364,830	Maxim International Index Portfolio Initial Class(a)	3,133,888
567,410	Maxim S&P 500® Index Portfolio Initial Class(a)	6,984,819
278,452	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,862,485
251,252	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	2,351,721
72,968	Northern Emerging Markets Equity Index Fund	779,300

TOTAL EQUITY MUTUAL FUNDS — 62.62% (Cost $15,992,662)		$16,112,213

TOTAL INVESTMENTS — 100.01% (Cost $25,474,829)		$25,731,765

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,602)

TOTAL NET ASSETS — 100.00%		$25,728,163

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim SecureFoundation® Balanced Portfolio

ASSETS:
Investments at market value, affiliated(a)	$24,952,465
Investments at market value, unaffiliated(b)	779,300
Subscriptions receivable	26,625
Receivable for investments sold	56,178

Total Assets	25,814,568

LIABILITIES:
Payable to investment adviser	2,021
Redemptions payable	75,899
Payable for investments purchased	6,904
Payable for distribution fees	1,581

Total Liabilities	86,405

NET ASSETS	$25,728,163

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$238,586
Paid-in capital in excess of par	25,260,046
Net unrealized appreciation on investments	256,936
(Overdistributed) net investment income	(1,790)
Accumulated net realized loss on investments	(25,615)

TOTAL NET ASSETS
Class G	$8,361,975

Class G1	$15,126,782

Class L	$2,239,406

CAPITAL STOCK:
Authorized
Class G	75,000,000
Class G1	75,000,000
Class L	33,000,000
Issued and Outstanding
Class G	771,943
Class G1	1,387,139
Class L	226,776

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.83

Class G1	$10.91

Class L	$9.87

(a) Cost of investments, affiliated	$24,651,906
(b) Cost of investments, unaffiliated	$822,923

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim SecureFoundation® Balanced Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$158,390

Total Income	158,390

EXPENSES:
Management fees	10,551
Distribution fees - Class G1	6,644
Distribution fees - Class L	2,450

Total Expenses	19,645

Less amount waived by distributor - Class L	16

Net Expenses	19,629

NET INVESTMENT INCOME	138,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	10,806
Net realized loss on investments, unaffiliated	(15,048)
Change in net unrealized appreciation on investments	668,600

Net Realized and Unrealized Gain on Investments	664,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$803,119

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim SecureFoundation® Balanced Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$138,761	$228,958
Net realized gain on investments, affiliated	10,806	246,745
Net realized gain (loss) on investments, unaffiliated	(15,048)	23,476
Capital gain distributions received, affiliated	–	79,350
Change in net unrealized appreciation (depreciation) on investments	668,600	(626,545)

Net Increase (Decrease) in Net Assets Resulting from Operations	803,119	(48,016)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(48,562)	(130,503)
Class G1	(80,062)	(383,658)
Class L	(11,927)	(64,001)

From net investment income	(140,551)	(578,162)

From net realized gains
Class G	–	(21,089)
Class G1	–	(62,900)
Class L	–	(1,668)

From net realized gains	0	(85,657)

Total Distributions	(140,551)	(663,819)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	5,672,573	2,885,210
Class G1	6,744,416	8,293,636
Class L	848,661	1,322,489
Shares issued in reinvestment of distributions
Class G	48,562	151,592
Class G1	80,062	446,558
Class L	11,927	65,669
Shares redeemed
Class G	(763,742)	(840,278)
Class G1	(2,107,617)	(2,719,037)
Class L	(38,422)	(1,260)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,496,420	9,604,579

Total Increase in Net Assets	11,158,988	8,892,744

NET ASSETS:
Beginning of period	14,569,175	5,676,431

End of period (a)	$25,728,163	$14,569,175

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	519,519	264,201
Class G1	619,146	757,002
Class L	85,195	137,371
Shares issued in reinvestment of distributions
Class G	4,590	14,607
Class G1	7,510	42,716
Class L	1,236	6,956
Shares redeemed
Class G	(69,992)	(79,700)
Class G1	(193,695)	(252,803)
Class L	(3,855)	(127)

Net Increase	969,654	890,223

(a) Including (overdistributed) net investment income:	$(1,790)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
Maxim SecureFoundation® Balanced Portfolio - Class G	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.33		$10.75	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.46	0.26	0.12
Capital gain distributions received	–		0.06	0.04	0.02
Net realized and unrealized gain (loss)	0.51		(0.42)	0.79	(0.03)

Total From Investment Operations	0.56		0.10	1.09	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.45)	(0.27)	(0.12)
From net realized gains	–		(0.07)	(0.06)	–

Total Distributions	(0.06)		(0.52)	(0.33)	(0.12)

NET ASSET VALUE, END OF PERIOD	$10.83		$10.33	$10.75	$9.99

TOTAL RETURN(b) (d)	5.46%	(c)	0.96%	11.02%	1.05%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$8,362		$3,284	$1,276	$13
Ratio of expenses to average net assets(e)	0.10%	(f)	0.10%	0.10%	0.10%	(f)
Ratio of net investment income to average net assets	1.52%	(f)	2.21%	4.32%	8.73%	(f)
Portfolio turnover rate(g)	14%	(c)	58%	58%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim SecureFoundation® Balanced Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$10.81	$9.99		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.43	0.20		0.12
Capital gain distributions received	–		0.06	0.05		0.02
Net realized and unrealized gain (loss)	0.51		(0.40)	0.83		(0.03)

Total From Investment Operations	0.57		0.09	1.08		0.11

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.43)	(0.20)		(0.12)
From net realized gains	–		(0.07)	(0.06)		–

Total distributions	(0.06)		(0.50)	(0.26)		(0.12)

NET ASSET VALUE, END OF PERIOD	$10.91		$10.40	$10.81		$9.99

TOTAL RETURN(b) (e)	5.37%	(d)	0.94%	10.92%	(c)	1.05%	(d)(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15,127		$9,926	$4,401		$13
Ratio of expenses to average net assets(f)	0.20%	(g)	0.20%
Before waiver	N/A		N/A	0.20%		0.20%	(g)
After waiver	N/A		N/A	0.20%		0.10%	(g)
Ratio of net investment income to average net assets	1.26%	(g)	2.06%
Before waiver	N/A		N/A	4.36%		8.64%	(g)
After waiver	N/A		N/A	4.36%		8.73%	(g)
Portfolio turnover rate(h)	14%	(d)	58%	58%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
Maxim SecureFoundation® Balanced Portfolio - Class L	Period Ended June 29, 2012 (Unaudited)		2011(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.52
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.45		(0.61)

Total (Loss) From Investment Operations	0.49		(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.52)
From net realized gains	–		(0.01)

Total Distributions	(0.05)		(0.53)

NET ASSET VALUE, END OF PERIOD	$9.87		$9.43

TOTAL RETURN(b) (e)	5.24%	(c) (d)	(0.35%)	(c) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,239		$1,359
Ratio of expenses to average net assets(f)
Before waiver	0.35%	(g)	0.35%	(g)
After waiver	0.35%	(g)	0.33%	(g)
Ratio of net investment income to average net assets
Before waiver	1.08%	(g)	5.39%	(g)
After waiver	1.09%	(g)	5.41%	(g)
Portfolio turnover rate(h)	14%	(c)	58%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® BALANCED PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundation® Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The Portfolio offers three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolio can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the Portfolio. The redemption or exchange of all shares of the Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the Adviser of the Portfolio or the Portfolio itself, therefore the Guarantee does not guarantee the investment performance of the Portfolio.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 29, 2012, all investments of the Portfolio were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success of the Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Portfolio may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal years ended 2009 through 2011.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Portfolio will also bear the indirect expense of the underlying investments. Because underlying funds have varied expense and fee levels and the Porfolio may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolio may invest in a fixed interest contract issued and guaranteed by GWL&A. The Portfolio may also invest in various funds affiliated with the Adviser & GWL&A.

Below is a summary of the transactions for each underlying Investment during the period ended June 29, 2012, in which the issuer was an affiliate of the Portfolio as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost		Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012

Maxim Bond Index Portfolio Initial Class	688,587	$ 5,513,489	$ 5,294,695	$	1,230,877	$41,438	$95,264	$9,619,552
Maxim International Index Portfolio Initial Class	364,830	1,772,908	1,743,854		468,763	(61,736)	—	3,133,888
Maxim S&P 500® Index Portfolio Initial Class	567,410	3,930,652	3,360,555		631,004	38,327	43,787	6,984,819
Maxim S&P MidCap 400® Index Portfolio Initial Class	278,452	1,598,032	1,420,375		270,013	(17,205)	8,779	2,862,485
Maxim S&P SmallCap 600® Index Portfolio Initial Class	251,252	1,321,514	1,181,265		234,239	9,982	10,560	2,351,721

						$10,806	$158,390	$24,952,465

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were $13,437,714 and $2,941,794, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended June 29, 2012, the U.S. Federal income tax cost basis was $25,894,895. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $390,259 and gross depreciation of securities in which there was an excess of tax cost over value of $553,389 resulting in net depreciation of $163,130.

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as the MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio’s G Class as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-year and since inception (November 2009) periods ended December 31, 2011, calendar year returns for the two-year period ended December 31, 2011, and risk-adjusted performance measures. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the returns of the applicable benchmarks and peer groups. The Board noted that the Portfolio outperformed its peer group for the one-year and since inception annualized periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolio. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s Class G, G1 and L management fees were comparable to or lower than the management fees paid by similar funds. The Board also noted that the total annual operating expense ratios of the Portfolio were lower than the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratios were lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolio, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	August 28, 2012